Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 747,412,500.00
Previously Paid Amount	0.00
Total Fee Amount	114,428.85
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 114,428.85
Narrative - Max Aggregate Offering Price	$ 747,412,500.00
Final Prospectus	true